FRANKLIN TEMPLETON

ONE FRANKLIN PARKWAY

SAN MATEO, CA 94403-1906

January 15, 2021

Filed Via EDGAR

U.S. Securities and Exchange Commission

Judiciary Plaza

100 F. Street N.E.

Washington, D.C. 20549

Re:       Franklin New York Tax-Free Income Fund (the “New York Fund”)

File Nos. 002-77880 and 811-03479

Franklin Tax-Free Trust (the “Trust”)

on behalf of the Franklin Connecticut Tax-Free Income Fund (the “Connecticut Fund,” and together with the New York Fund, the “Funds”)

            File Nos. 002-94222 and 811-04149

Preliminary Proxy Materials

Dear Sir or Madam:

Pursuant to the requirements of Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended, submitted electronically via the EDGAR system, please find attached a Schedule 14(a) Information cover page, preliminary proxy statement, notice of joint special meeting of shareholders and forms of proxy card to be furnished to shareholders of the Funds in connection with a Special Joint Meeting of Shareholders of the Funds (the “Meeting”), scheduled to be held on April 16, 2021. Definitive copies of these proxy solicitation materials are expected to be released to shareholders on or about March 2, 2021.

As described in the proxy statement, at the Meeting, shareholders of each Fund will be asked to vote to approve a change in the Fund’s classification from a diversified to a non-diversified fund.

Please direct all questions and comments to Amy Fitzsimmons at (215) 564-8711 or in her absence Cory Hippler (215) 564-8120.

Sincerely yours,

FRANKLIN NEW YORK TAX-FREE INCOME FUND

FRANKLIN TAX-FREE TRUST

            on behalf of FRANKLIN CONNECTICUT TAX-FREE INCOME FUND

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary